Reinsurance - Cost of Reinsurance (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reinsurance
Cost of reinsurance asset	$ 3,479.2		$ 3,529.7	$ 3,339.1
Cost of reinsurance liability	1,083.2		673.3	479.8
Cost of reinsurance amortization	$ 464.8	$ 33.2	$ 20.4	$ 19.3	$ 23.0